Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jul. 31, 2024 USD ($) shares $ / shares	Feb. 12, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards

The Company does not have any formal policy that requires it to grant, or avoid granting, equity awards to the executive officers at certain times. Historically, the Compensation Committee has granted equity awards, in the form of stock options, in connection with annual compensation decisions at its first regular meeting of the year, and awards for newly hired executive officers were made at a regular meeting or, when appropriate, in connection with the hire of an executive officer. Commencing in 2025, the Company granted, and expects to continue to grant, annual equity awards on the last business day of February, which will generally occur after the Company has released its financial results and filed the related Annual Report on Form 10-K for the most recently completed fiscal year. As a result, in all cases, the timing of the grant of stock options, has occurred, and will occur, independent of the release of any material, nonpublic information, and the Company does not time the disclosure of material, nonpublic information for the purpose of affecting the value or exercise price of stock options.

As disclosed in the table below, two stock options granted to the Company’s President and Chief Executive Officer occurred within four business days before to one business day after the filing of a periodic report, due in large part to events related to the Company’s hire of the new President and Chief Executive Officer. In connection with his appointment as President and Chief Executive Officer effective February 12, 2024, Mr. Hykes received a stock option on the date he commenced employment, which was one business day after the Company filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2023. The Compensation Committee granted an additional stock option to the President and Chief Executive Officer following the Compensation Committee’s review of the internal alignment of long-term incentives among the Company’s senior management team, which occurred two business days before the Company filed its Quarterly Report on Form 10-Q for the quarter ended June 30, 2024. In both cases, at least one full business day has passed following the release of the Company’s financial results for the respective fiscal periods because the Company announced its financial results through an earnings release filed earlier than the related periodic report.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price ($)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (1)
Kevin Hykes	2/12/2024	360,000	23.61	6,588,252	(3.12)%
Kevin Hykes	7/31/2024	180,000	8.55	1,234,728	1.93%
(1)	The table requires disclosure of these option grants; however, the Company does not believe that the heading of this column applies as the periodic reports filed in proximity to the grants were issued after the Company had already disclosed financial results for the respective fiscal periods and did not contain any material, nonpublic information.

Award Timing Method	The Company does not have any formal policy that requires it to grant, or avoid granting, equity awards to the executive officers at certain times. Historically, the Compensation Committee has granted equity awards, in the form of stock options, in connection with annual compensation decisions at its first regular meeting of the year, and awards for newly hired executive officers were made at a regular meeting or, when appropriate, in connection with the hire of an executive officer. Commencing in 2025, the Company granted, and expects to continue to grant, annual equity awards on the last business day of February, which will generally occur after the Company has released its financial results and filed the related Annual Report on Form 10-K for the most recently completed fiscal year
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a result, in all cases, the timing of the grant of stock options, has occurred, and will occur, independent of the release of any material, nonpublic information, and the Company does not time the disclosure of material, nonpublic information for the purpose of affecting the value or exercise price of stock options.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

As disclosed in the table below, two stock options granted to the Company’s President and Chief Executive Officer occurred within four business days before to one business day after the filing of a periodic report, due in large part to events related to the Company’s hire of the new President and Chief Executive Officer. In connection with his appointment as President and Chief Executive Officer effective February 12, 2024, Mr. Hykes received a stock option on the date he commenced employment, which was one business day after the Company filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2023. The Compensation Committee granted an additional stock option to the President and Chief Executive Officer following the Compensation Committee’s review of the internal alignment of long-term incentives among the Company’s senior management team, which occurred two business days before the Company filed its Quarterly Report on Form 10-Q for the quarter ended June 30, 2024. In both cases, at least one full business day has passed following the release of the Company’s financial results for the respective fiscal periods because the Company announced its financial results through an earnings release filed earlier than the related periodic report.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price ($)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (1)
Kevin Hykes	2/12/2024	360,000	23.61	6,588,252	(3.12)%
Kevin Hykes	7/31/2024	180,000	8.55	1,234,728	1.93%
(1)	The table requires disclosure of these option grants; however, the Company does not believe that the heading of this column applies as the periodic reports filed in proximity to the grants were issued after the Company had already disclosed financial results for the respective fiscal periods and did not contain any material, nonpublic information.

Kevin Hykes [Member]
Awards Close in Time to MNPI Disclosures
Name		Kevin Hykes	Kevin Hykes
Underlying Securities | shares		180,000	360,000
Exercise Price | $ / shares		$ 8.55	$ 23.61
Fair Value as of Grant Date | $		$ 1,234,728	$ 6,588,252
Underlying Security Market Price Change		0.0193	(0.0312)